Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Significant Accounting Policies [Line Items]
Recognizing realized after-tax gain		$ 3,081,000
Pre-tax gain on sale of investments		4,929,000
Accounts receivable allowance charge	56,400,000
Allowance for doubtful accounts	100,900,000	35,400,000
Depreciation expense	202,600,000	177,500,000	152,900,000
Number of reporting units	4
Definite-lived intangible assets, useful life (years), minimum	3
Definite-lived intangible assets, useful life (years), maximum	20
Common stock subject to employee stock options, restricted stock awards and restricted stock units excluded from the diluted net earnings per share computation	11.5	18.3	22.8
Impairment charges primarily associated with customer relationship intangible assets	$ 51,900,000
Buildings And Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life (years), minimum	15
Estimated useful life (years), maximum	39
Machinery And Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life (years), minimum	3
Estimated useful life (years), maximum	7
Diagnostic Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life (years), minimum	3
Estimated useful life (years), maximum	5